BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 8,551,558	$ 11,202,126
Domestic
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	4,816,609	6,001,619
Foreign
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 3,734,949	$ 5,200,507